RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Schedule Of Balances Recorded) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS [Abstract]
Embedded Derivatives	$ 12,431	$ 6,864
mAb Participation Interest	758	744
Liability with respect to outstanding options to non-employee		264	284
Research and development funding arrangements and others	$ 13,189	$ 7,872